Annual Fund Operating Expenses - Xtrackers Japan JPX-Nikkei 400 Equity ETF - Xtrackers Japan JPX-Nikkei 400 Equity ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.09%
Other Expenses	none
Total annual fund operating expenses	0.09%